Associated companies (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Proportion of ownership interest in associate	6.20%	6.30%	6.30%
Available for use intangible asset useful lives	20
Dividends received	$ 464	$ 438
Publicly quoted market value of the Novartis interest	$ 13,200	$ 13,400
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Proportion of ownership interest in associate	0.00%	36.50%	36.50%	36.50%
Available for use intangible asset useful lives	20
Dividends received	$ 252	$ 544
Contribution of business to joint venture			63.50%